UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor

         New York, NY  10022

13F File Number:  28-04490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     /s/  Joseph Mastoloni     New York, NY     August 12, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $532,404 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


01   28-04490                      Vontobel USA Inc.
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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Ltd                        ORD              G0070K103    14424   456450 SH       SOLE                   456450        0        0
American Intl Group Inc        COM              026874107    33645   493106 SH       SOLE                   493106        0        0
Berkshire Hathaway Inc  Del    CL B             084670207     1110      495 SH       SOLE                      495        0        0
Berkshire Hathaway Inc  Del    CL A             084670108    52040      779 SH       SOLE                      779        0        0
California Center Bank         COM              13007A103     2860   205467 SH       SOLE                   205467        0        0
Chubb Corp                     COM              171232101    38550   544479 SH       SOLE                   544479        0        0
Cincinnati Finl Corp           COM              172062101    29175   626957 SH       SOLE                   626957        0        0
Coca-Cola Femsa SA DE CV       SPON ADR REP L   191241108     1180    49100 SH       SOLE                    49100        0        0
Corus Bankshares Inc           COM              220873103     9150   199269 SH       SOLE                   199269        0        0
Dr  Reddys Labs Ltd            ADR              256135203     5300   273200 SH       SOLE                   273200        0        0
Electronic Data Systems New    COM              285661104    13115   353033 SH       SOLE                   353033        0        0
Embraer-Empresa Brasileira     ADR PFD SHS      29081M102      885    41292 SH       SOLE                    41292        0        0
Federal Home Loan Mortgage     COM              313400301    39220   640797 SH       SOLE                   640797        0        0
Federal National Mortgage      COM              313586109    39970   541997 SH       SOLE                   541997        0        0
Fomento Economico Mexicano     SPON ADR UNITS   344419106      680    17400 SH       SOLE                    17400        0        0
Gannett Co                     COM              364730101    19290   254147 SH       SOLE                   254147        0        0
Golden West Finl Corp  Del     COM              381317106    25700   373681 SH       SOLE                   373681        0        0
HDFC Bank Ltd                  ADR REPS 3 SHS   40415F101     1135    88000 SH       SOLE                    88000        0        0
Health Management Associates   NewCOM           421933102    12305   610696 SH       SOLE                   610696        0        0
Hershey Foods Corp             COM              427866108    12150   194370 SH       SOLE                   194370        0        0
IPC Holdings Ltd               COM              G4933P101     9520   311700 SH       SOLE                   311700        0        0
Knight Ridder Inc              COM              499040103    19115   303647 SH       SOLE                   303647        0        0
Kookmin Bank New               SPONSORED ADR    50049M109      995    20242 SH       SOLE                    20242        0        0
Markel Corp                    COM              570535104    36985   187743 SH       SOLE                   187743        0        0
Matav-Cable Sys Media LTD      Spons ADR        576561104      440    27300 SH       SOLE                    27300        0        0
Mercury General Corp  New      COM              589400100    14960   308446 SH       SOLE                   308446        0        0
Old Republic International     COM              680223104    11650   369943 SH       SOLE                   369943        0        0
PanAmerican Beverages Inc      CL A             P74823108     1120    78400 SH       SOLE                    78400        0        0
Pertoleo Brasileiro SA Petro   SPONSORED ADR    71654V408     1580    83600 SH       SOLE                    83600        0        0
PT Telekomunikasi Indonesia    SPONSORED ADR    715684106      700    79700 SH       SOLE                    79700        0        0
Royal Dutch Pete Co            NY REG GLD 1.25  780257804     2360    42650 SH       SOLE                    42650        0        0
Safeway Inc                    COM NEW          786514208    13000   445296 SH       SOLE                   445296        0        0
SPDR TR                        UNIT SER 1       78462F103      610     6150 SH       SOLE                     6150        0        0
State Street Corp              COM              857477103    11735   262518 SH       SOLE                   262518        0        0
Telefonos De Mexico SA         SP ADR REP ORD   879403780     6180   192700 SH       SOLE                   192700        0        0
TJX Companies Inc              COM              872539101    13810   704357 SH       SOLE                   704357        0        0
Torchmark Corp                 COM              891027104     9150   239638 SH       SOLE                   239638        0        0
Watts Industries Inc           CL. A            942749102    13880   699231 SH       SOLE                   699231        0        0
Wells Fargo & Co  Del          COM              949740104    12730   254260 SH       SOLE                   254260        0        0
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